Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 6,262,000	$ 3,796,000	$ 20,012,064	$ 13,966,251
Cost of revenues	5,629,000	2,966,000	20,299,677	12,038,769
Gross profit	633,000	830,000	(287,613)	1,927,482
Operating expenses
Sales and marketing	6,336,000	3,469,000	22,721,423	8,327,910
General and administrative	38,225,000	7,712,000	32,974,231	12,043,879
Research and development	3,332,000	1,146,000	5,035,963	2,959,330
Total operating expenses	47,893,000	12,327,000	60,731,617	23,331,119
Loss from Operations	(47,260,000)	(11,497,000)	(61,019,230)	(21,403,637)
Other Income (Expense):
Change in fair value of warrants	5,295,000	(1,253,000)	(1,781,280)	(80,040)
Change in fair value of derivatives	30,000		(208,000)	0
Change in fair value of derivatives	30,000
Interest income and other income (expense), net	(1,000)	9,000	1,318	120,549
Interest expense, including amortization of debt issuance costs	(2,664,000)	(45,000)	(4,876,706)	(308,266)
Loss before income taxes	(44,600,000)	(12,786,000)	(67,883,898)	(21,671,394)
Provision for income taxes	0	0	0	0
Net income (loss)	$ (44,600,000)	$ (12,786,000)	$ (67,883,898)	$ (21,671,394)
Basic and diluted net income per share	$ (0.73)	$ (0.33)	$ (1.64)	$ (0.56)
Weighted average shares outstanding, basic and diluted	60,851,683	39,063,996	41,454,582	38,900,813